Income Tax - Schedule of Reconciliation Between Effective And Theoretical Income Tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax expense (income) [abstract]
Loss before tax	€ (28,640)	€ (37,428)	€ (56,396)
Tax disallowed expenses	967	269	221
Share-based payment	€ 2,775	€ 3,595	€ 2,569
Nominal tax rate	29.58%	29.58%	33.99%
Tax income at nominal taxe rate	€ 7,365	€ 9,928	€ 18,220
Deferred Tax assets not recognised	(7,357)	(9,928)	(18,219)
Effective tax expense	€ 8	€ 0	€ 1
Effective tax rate	0.00%	0.00%	0.00%